Long Term Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Receivable [Abstract]
Schedule of the carrying amount of the prepayment for construction of new plant
	As at December 31,
	2022	2021
Current portion	3,000,000	-
Non-current portion	7,000,000	-
Total receivable	10,000,000	-